Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Revenue from collaboration and licensing agreements	€ 3,115	€ 1,671
Government financing for research expenditures	2,548	3,189
Other income	0	0
Revenue and other income	5,663	4,860
Research and development expenses	(16,877)	(20,520)
General and administrative expenses	(7,797)	(9,767)
Operating expenses	(24,674)	(30,287)
Operating income (loss)	(19,011)	(25,427)
Financial income	783	6,886
Financial expenses	(1,395)	(2,803)
Net financial income (loss)	(612)	4,083
Net income (loss) before tax	(19,623)	(21,344)
Income tax expense	0	0
Net income (loss)	€ (19,623)	€ (21,344)
Net income (loss) per share :
Weighted average number of shares, basic (in shares)	93,826,793	86,936,945
Weighted average number of shares, diluted (in shares)	93,826,793	86,936,945
Basic income (loss) per share (in EUR per share)	€ (0.21)	€ (0.25)
Diluted income (loss) per share (in EUR per share)	€ (0.21)	€ (0.25)